Organization and Basis of Presentation (Details) $ in Thousands		1 Months Ended	11 Months Ended	12 Months Ended
	Sep. 24, 2020 Subsidiary	Feb. 05, 2021 USD ($)	Dec. 31, 2021 USD ($) JACKUP RIG FLOATER	Dec. 31, 2021 USD ($) JACKUP RIG FLOATER segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of jackups (vessel) | JACKUP			8	8
Number of reportable segments | segment				1
Number of additional subsidiaries filed bankruptcy | Subsidiary	6
Restricted cash			$ 2,600	$ 2,600	$ 21,700
Period for incurring maintenance costs, minimum				3 years
Period for incurring maintenance costs, maximum				5 years
Standard drilling contracts, term				2 days
Net loss from discontinued operations, net of tax						$ (3,821)
Drilling Equipment | Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Maximum useful life of property plant and equipment				3 years
Other | Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Maximum useful life of property plant and equipment				2 years
Noble Finance Company
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of drilling rigs (vessel) | RIG			20	20
Number of floaters (vessel) | FLOATER			12	12
Restricted cash			$ 2,600	$ 2,600	1,700
Accounts receivable, allowance for credit loss			0	0	1,100
Capital accruals				36,500	35,300
Deferred revenues		$ 8,287	27,755	27,755	59,886	65,055
Deferred expenses under drilling contracts			5,700	5,700	13,900
Loss reserves for personal injury and protection claims			14,800	$ 14,800	30,900
Net loss from discontinued operations, net of tax		$ 0	$ 0		$ 0	$ (3,821)
Noble Finance Company | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Standard drilling contracts, term				60 months
Noble Finance Company | Drilling Equipment | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Maximum useful life of property plant and equipment				30 years
Noble Finance Company | Other | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Maximum useful life of property plant and equipment				40 years